Debt Instruments Issued and Other Financial Liabilities - Schedule of Composition (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt instruments issued
Debt instruments issued	$ 6,010,124	$ 5,950,038
Other financial liabilities
Other financial liabilities	12,400	17,066
Totals	6,022,524	5,967,104
Mortgage finance bonds [member]
Debt instruments issued
Debt instruments issued	53,463	67,938
Senior bond [member]
Debt instruments issued
Debt instruments issued	4,882,341	4,840,918
Subordinated Bonds [member]
Debt instruments issued
Debt instruments issued	1,074,320	1,041,182
Public Sector Liabilities [member]
Other financial liabilities
Other financial liabilities	10
Borrowings From Domestic Financial Institutions [member]
Other financial liabilities
Other financial liabilities	$ 12,390	16,255
Foreign Borrowings [member]
Other financial liabilities
Other financial liabilities		$ 811